UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EXPENSES:
Revenues	$ 25,475	$ 43,811
Voyage expenses	897	1,036
General and administrative expenses	769	1,024
Related Party [Member]
EXPENSES:
Revenues	5,430	4,435
Voyage expenses	330	549
General and administrative expenses	$ 180	$ 180